Loss per share (Details) - Schedule of anti-dilutive instruments for diluted earnings per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of basic and diluted net loss per share [Abstract]
Restricted Shares	$ 7,970,930	$ 2,916,100
Share options awards	18,004,940	19,225,361	22,298,757
Total	$ 25,975,870	$ 22,141,461	$ 22,298,757